Equity (Details 4) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of equity [Abstract]
Profit (loss) attributable to Ecopetrol’s shareholders	$ 7,178,539	$ 2,447,881	$ (7,193,859)
Weighted average number of outstanding shares	41,116,694,690	41,116,694,690	41,116,694,690
Net basic earnings (loss) per share (Colombian pesos)	$ 174.6	$ 59.5	$ (175)